Financial Instruments (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Statement Line Items [Line Items]
Other comprehensive income	$ (2,199)	$ 13,523
Net income (loss)	(5,654)	$ 9,780
Working capital	237,141
Currency risk [member]
Statement Line Items [Line Items]
Net income (loss)	$ (496)
Cash percentage	10.00%
Other price risk [member]
Statement Line Items [Line Items]
Short-term investments, percentage	10.00%
Net income (loss)	$ 618